Subsequent event (Detail) - Subsequent Events [member]	Feb. 27, 2023 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Class of number warrants or rights issued during the period | shares	5,000,000
Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | $ / shares	$ 1.45